Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.3%
Communication Services—12.4%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$820	$899
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,070	1,133
Cable One, Inc. 144A 1.125%, 3/15/28(1)	140	141
Cablevision Lightpath LLC
144A 3.875%, 9/15/27(1)	1,110	1,099
144A 5.625%, 9/15/28(1)	1,295	1,314
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	1,040	1,123
CSC Holdings LLC 144A 4.625%, 12/1/30(1)	1,125	1,107
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,930	2,110
DISH DBS Corp.
5.875%, 11/15/24	1,270	1,328
7.375%, 7/1/28	2,012	2,111
DISH Network Corp. 3.375%, 8/15/26	585	562
Entercom Media Corp.
144A 6.500%, 5/1/27(1)(2)	570	589
144A 6.750%, 3/31/29(1)	290	301
Frontier Communications Corp.
144A 5.000%, 5/1/28(1)	1,060	1,079
144A 6.750%, 5/1/29(1)	595	628
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,085	1,076
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	558	580
iHeartCommunications, Inc. 8.375%, 5/1/27	2,155	2,311
Liberty Interactive LLC 4.000%, 11/15/29	705	539
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,110	1,153
Northwest Fiber LLC 144A 6.000%, 2/15/28(1)	1,135	1,132
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	560	556
SeaWorld Parks & Entertainment, Inc. 144A 9.500%, 8/1/25(1)	1,025	1,114
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	1,135	1,108
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	700	688
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	1,045	1,130
Uniti Group LP 144A 6.500%, 2/15/29(1)	1,150	1,136
		28,047

Consumer Discretionary—21.4%
Academy Ltd. 144A 6.000%, 11/15/27(1)	544	573
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	1,135	1,121
Bed Bath & Beyond, Inc. 4.915%, 8/1/34(2)	760	711
	Par Value	Value

Consumer Discretionary—continued
Boyd Gaming Corp. 6.375%, 4/1/26	$618	$638
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	835	921
Carnival Corp.
144A 11.500%, 4/1/23(1)	925	1,060
144A 9.875%, 8/1/27(1)	400	471
Carvana Co.
144A 5.625%, 10/1/25(1)	1,120	1,149
144A 5.500%, 4/15/27(1)	385	387
Cedar Fair LP 5.250%, 7/15/29	965	992
Crocs, Inc. 144A 4.250%, 3/15/29(1)	842	821
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	1,075	1,096
Ford Motor Co.
9.000%, 4/22/25	1,320	1,599
144A 0.000, 3/15/26(1)	150	151
Ford Motor Credit Co. LLC 5.125%, 6/16/25	2,005	2,165
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	1,135	1,148
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)(2)	650	687
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	855	889
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,583
L Brands, Inc.
6.950%, 3/1/33	450	502
6.750%, 7/1/36	705	832
144A 9.375%, 7/1/25(1)	755	940
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	581	591
Liberty Interactive LLC 8.250%, 2/1/30	1,970	2,236
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,805	2,833
Michaels Stores, Inc. 144A 4.750%, 10/1/27(1)	520	565
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	590	601
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,520	1,574
Nordstrom, Inc.
4.000%, 3/15/27	490	502
4.375%, 4/1/30(2)	1,780	1,822
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	530	574
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	662	706
144A 5.750%, 4/15/26(1)	1,627	1,760
QVC, Inc. 5.450%, 8/15/34	1,710	1,710
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	1,665	1,765
RHP Hotel Properties LP
4.750%, 10/15/27	405	415
144A 4.500%, 2/15/29(1)	775	778
Royal Caribbean Cruises Ltd.
144A 10.875%, 6/1/23(1)	960	1,104
144A 5.500%, 4/1/28(1)	115	116
See Notes to Schedule of Investments

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Shea Homes LP
144A 4.750%, 2/15/28(1)	$1,140	$1,161
144A 4.750%, 4/1/29(1)	1,075	1,087
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	2,040	2,020
Sonic Automotive, Inc. 6.125%, 3/15/27	1,089	1,133
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	600	681
144A 4.625%, 3/1/30(1)	555	575
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	530	563
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,050	1,125
		48,433

Consumer Staples—3.5%
Coty, Inc. 144A 6.500%, 4/15/26(1)	710	716
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	2,030	2,072
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	685	677
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	555	560
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	145	148
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	995	1,032
US Foods, Inc. 144A 4.750%, 2/15/29(1)	700	700
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	715	766
144A 5.750%, 2/1/29(1)	1,162	1,198
		7,869

Energy—13.6%
Antero Midstream Partners LP 5.375%, 9/15/24	563	568
Antero Resources Corp.
5.625%, 6/1/23(2)	445	446
5.000%, 3/1/25	450	450
144A 8.375%, 7/15/26(1)	505	557
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	1,075	1,118
California Resources Corp. 144A 7.125%, 2/1/26(1)	2,275	2,315
ChampionX Corp. 6.375%, 5/1/26	1,093	1,145
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	665	692
Comstock Resources, Inc. 144A 7.500%, 5/15/25(1)	560	581
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,100	1,176
Energy Transfer Operating LP 5.800%, 6/15/38	825	935
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	806
EQM Midstream Partners LP
6.500%, 7/15/48	645	643
	Par Value	Value

Energy—continued
144A 6.500%, 7/1/27(1)	$635	$690
EQT Corp. 8.500%, 2/1/30	570	727
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	18	16
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,455	1,499
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	1,145	1,184
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	349	358
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	1,600	1,644
144A 6.500%, 9/30/26(1)	595	599
Occidental Petroleum Corp.
3.500%, 6/15/25	380	376
5.875%, 9/1/25	1,060	1,133
5.500%, 12/1/25	640	677
5.550%, 3/15/26	775	820
7.500%, 5/1/31	190	222
7.875%, 9/15/31	185	218
6.450%, 9/15/36	1,298	1,433
Oceaneering International, Inc.
4.650%, 11/15/24	670	647
6.000%, 2/1/28	640	612
Petroleos Mexicanos
6.875%, 8/4/26	1,050	1,124
144A 6.875%, 10/16/25(1)	530	574
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	1,072
144A 7.500%, 7/15/38(1)	215	240
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	645	694
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	513	498
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	846	804
USA Compression Partners LP 6.875%, 4/1/26	655	672
Western Midstream Operating LP 6.500%, 2/1/50	705	762
		30,727

Financials—16.7%
AHP Health Partners, Inc. 144A 9.750%, 7/15/26(1)	1,480	1,604
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	750	741
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	3,480	3,914
AssuredPartners, Inc.
144A 7.000%, 8/15/25(1)	515	532
144A 5.625%, 1/15/29(1)	1,675	1,707
Cimpress plc 144A 7.000%, 6/15/26(1)	2,727	2,879
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,081	1,133
Credit Acceptance Corp. 144A 5.125%, 12/31/24(1)	670	684
Dell International LLC 144A 8.350%, 7/15/46(1)	740	1,126

See Notes to Schedule of Investments

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	$224	$233
144A 7.625%, 5/1/26(1)	650	681
Genworth Mortgage Holdings, Inc. 144A 6.500%, 8/15/25(1)	625	675
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	500	501
ICAHN Enterprises LP 144A 4.375%, 2/1/29(1)	1,170	1,143
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	1,330	1,347
Markel Corp. 6.000% (4)	1,615	1,756
MGIC Investment Corp. 5.250%, 8/15/28	1,780	1,849
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)(2)	781	762
Nationstar Mortgage Holdings, Inc. 144A 6.000%, 1/15/27(1)	2,300	2,386
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,420	2,429
OneMain Finance Corp. 6.875%, 3/15/25	1,876	2,134
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	644	668
144A 4.250%, 2/15/29(1)	965	923
Radian Group, Inc. 4.500%, 10/1/24	840	874
Societe Generale SA 144A 5.375% (1)(4)	1,090	1,121
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	1,015	1,092
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	543	513
UBS Group AG 144A 4.375% (1)(4)	580	572
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	1,320	1,320
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	665	677
		37,976

Health Care—7.3%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	775	790
144A 3.750%, 2/15/31(1)	1,090	1,040
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	570	557
Endo Dac
144A 9.500%, 7/31/27(1)	305	331
144A 6.000%, 6/30/28(1)	800	648
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	700	706
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	2,325	2,290
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,125	1,158
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	895	899
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,464	1,553
	Par Value	Value

Health Care—continued
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	$1,155	$1,123
Tenet Healthcare Corp.
6.875%, 11/15/31	516	574
144A 6.125%, 10/1/28(1)	1,085	1,132
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	515	548
3.150%, 10/1/26	1,200	1,148
6.750%, 3/1/28(2)	1,385	1,556
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	485	540
		16,593

Industrials—8.9%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	465	575
144A 5.500%, 4/20/26(1)	885	921
144A 5.750%, 4/20/29(1)	230	245
Arcosa, Inc. 144A 4.375%, 4/15/29(1)	550	550
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,134	1,182
BWX Technologies, Inc. 144A 4.125%, 4/15/29(1)	115	117
Danaos Corp. 144A 8.500%, 3/1/28(1)	435	465
Double Eagle III Midco 1 LLC 144A 7.750%, 12/15/25(1)	920	982
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	115	115
Fluor Corp.
3.500%, 12/15/24(2)	13	13
4.250%, 9/15/28	1,105	1,118
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,170	1,155
HC2 Holdings, Inc. 144A 8.500%, 2/1/26(1)	585	580
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	675	695
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	609
Park River Holdings, Inc. 144A 5.625%, 2/1/29(1)	1,730	1,676
Rolls-Royce plc
144A 3.625%, 10/14/25(1)	600	602
144A 5.750%, 10/15/27(1)	520	553
Spirit AeroSystems, Inc. 4.600%, 6/15/28	235	230
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	604	682
Terex Corp. 144A 5.000%, 5/15/29(1)	215	223
Tms International Holding Corp. 144A 7.250%, 8/15/25(1)	908	924
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,200
TransDigm, Inc.
144A 4.625%, 1/15/29(1)	590	582
5.500%, 11/15/27	545	564
TriMas Corp. 144A 4.125%, 4/15/29(1)	220	220

See Notes to Schedule of Investments

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)	$1,050	$1,144
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	630	654
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	716
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	750	787
		20,079

Information Technology—7.1%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	1,660	1,704
144A 7.000%, 1/15/26(1)	1,630	1,744
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	1,110	1,129
CommScope, Inc. 144A 8.250%, 3/1/27(1)	1,465	1,568
Dell International LLC
144A 7.125%, 6/15/24(1)	1,090	1,122
144A 8.100%, 7/15/36(1)	380	557
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	220	230
NCR Corp.
144A 5.000%, 10/1/28(1)	838	846
144A 5.125%, 4/15/29(1)	1,135	1,144
Plantronics, Inc.
144A 5.500%, 5/31/23(1)	535	537
144A 4.750%, 3/1/29(1)	116	114
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	766	914
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	610
Seagate HDD Cayman 144A 4.125%, 1/15/31(1)	285	289
Sensata Technologies BV 144A 4.000%, 4/15/29(1)	670	682
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	568	564
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,065	1,083
144A 6.500%, 7/15/28(1)	1,045	1,100
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	101	110
		16,047

Materials—3.0%
Cleveland-Cliffs, Inc.
5.750%, 3/1/25(2)	675	696
144A 4.625%, 3/1/29(1)	435	434
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	520	553
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	155	161
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	690	731
Summit Materials LLC 144A 5.125%, 6/1/25(1)	1,070	1,086
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	110	114
	Par Value	Value

Materials—continued
United States Steel Corp. 6.875%, 3/1/29	$830	$849
US Concrete, Inc. 144A 5.125%, 3/1/29(1)	2,140	2,204
		6,828

Real Estate—1.2%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,662	1,711
Howard Hughes Corp. (The) 144A 4.125%, 2/1/29(1)	1,155	1,129
		2,840

Utilities—0.2%
Clearway Energy Operating LLC 144A 3.750%, 2/15/31(1)	145	139
Talen Energy Supply LLC 144A 10.500%, 1/15/26(1)	365	327
		466

Total Corporate Bonds and Notes (Identified Cost $209,149)		215,905

Leveraged Loans(5)—2.1%
Aerospace—1.0%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	2,200	2,335
Consumer Non-Durables—0.1%
Coty, Inc. Tranche A (1 month LIBOR + 1.500%) 1.604%, 4/5/23	304	292
Energy—0.7%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.859%, 11/3/25	761	723
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24	760	730
		1,453

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 0.000%, 6/30/22(6)	289	51
Information Technology—0.3%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.859%, 2/5/24	602	590
Total Leveraged Loans (Identified Cost $4,883)		4,721

See Notes to Schedule of Investments

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(7)	159	$1
Templar Energy LLC Class A(3)(7)	159,460	1
		2

Total Common Stocks (Identified Cost $5,606)		2

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(7)	3,898	—(8)
SandRidge Energy, Inc.(7)	1,641	—(8)
		—(8)

Total Warrants (Identified Cost $—)		—(8)

Total Long-Term Investments—97.4% (Identified Cost $219,638)		220,628

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	3,930,050	3,930
Total Short-Term Investment (Identified Cost $3,930)		3,930

Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)(10)	6,656,171	6,656
Total Securities Lending Collateral (Identified Cost $6,656)		6,656

TOTAL INVESTMENTS—102.0% (Identified Cost $230,224)		$231,214
Other assets and liabilities, net—(2.0)%		(4,599)
NET ASSETS—100.0%		$226,615
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $161,340 or 71.2% of net assets.
(2)	All or a portion of security is on loan.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	No contractual maturity date.
(5)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Netherlands	3
Luxembourg	2
Cayman Islands	1
United Kingdom	1
Ireland	1
France	1
Other	3
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Schedule of Investments

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$215,905	$—	$215,889	$16
Leveraged Loans	4,721	—	4,721	—
Equity Securities:
Common Stocks	2	1	—	1
Warrants	—(1)	—(1)	—	—
Securities Lending Collateral	6,656	6,656	—	—
Money Market Mutual Fund	3,930	3,930	—	—
Total Investments	$231,214	$10,587	$220,610	$17

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.